OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 549	$ 468
Operating loss	(16,062)	(13,705)
Net financing expenses	(2,758)	(302)
Loss before taxes on income	(18,820)	(14,007)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	274	396
Operating loss	(7,314)	(5,144)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0
Operating loss	(94)	(73)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	196	25
Operating loss	(4,358)	(3,257)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	79	47
Operating loss	$ (4,296)	$ (5,231)